Schedule H, Line 4(i) (Details Textual) - EBP 42-1039071 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	401(k) PLAN
EBP, Plan Number	002
Entity Tax Identification Number	42-1039071